SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total	$ 15,786,972	$ 11,656,581
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	2,974,125	2,986,500
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,223,622	2,800,231
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total	19,969,244	14,000,962
Less: unamortized discounts		(214,812)
Total	19,969,244	13,786,150
Less current portion	(19,969,244)	(13,786,150)
Long-term portion
Convertible Notes Payable [Member] | 10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,948,250	5,973,000
Convertible Notes Payable [Member] | Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	10,447,244	5,600,462
Convertible Notes Payable [Member] | Twenty Percent OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	$ 3,573,750	$ 2,427,500